Fair Value Measurements (Details) - Schedule of Changes in the Fair Value of the Level 3 Convertible Promissory Notes - Fair Value, Inputs, Level 3 [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2023
Schedule of Changes in the Fair Value of the Level 3 Convertible Promissory Notes [Line Items]
Fair value at beginning	$ 88,850	$ 88,850
Restatement of Convertible Promissory Note	(88,850)	(88,850)
Fair value at ending